Investment Objectives and Goals	Nov. 01, 2026
Principal Active High Yield ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL ACTIVE HIGH YIELD ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide a high level of current income.
Principal Capital Appreciation Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL CAPITAL APPRECIATION SELECT ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Principal CLO ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL CLO ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and,
Objective, Secondary [Text Block]	as a secondary objective, capital appreciation during periods of rising U.S. interest rates.
Principal Equity Premium Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL EQUITY PREMIUM INCOME ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and the potential for capital appreciation.
Principal Finisterre Emerging Markets Diversified Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL FINISTERRE EMERGING MARKETS DIVERSIFIED INCOME ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and the potential for capital appreciation.
Principal Focused Blue Chip ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL FOCUSED BLUE CHIP ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL GROWTH ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.
Principal Inflation Protection ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL INFLATION PROTECTION ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and,
Objective, Secondary [Text Block]	as a secondary objective, capital appreciation during periods of rising U.S. inflation.
Principal International Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL INTERNATIONAL EQUITY ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal Investment Grade Corporate ETF Series
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL INVESTMENT GRADE CORPORATE ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income
Objective, Secondary [Text Block]	and, as a secondary objective, capital appreciation.
Principal Long Duration ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL LONG DURATION ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and,
Objective, Secondary [Text Block]	as a secondary objective, capital appreciation during periods of falling U.S. interest rates.
Principal Real Estate Active Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL REAL ESTATE ACTIVE OPPORTUNITIES ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks total return and income.
Principal Securitized Debt ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL SECURITIZED DEBT ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income and,
Objective, Secondary [Text Block]	as a secondary objective, capital appreciation during periods of U.S. corporate credit spread widening.
Principal Spectrum Preferred and Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL SPECTRUM PREFERRED AND INCOME ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide current income.
Principal Spectrum Preferred Securities Active ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL SPECTRUM PREFERRED SECURITIES ACTIVE ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks to provide current income.
Principal U.S. Mega-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL U.S. MEGA-CAP ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal U.S. Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL U.S. SMALL-CAP ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Principal Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL VALUE ETF
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.